Cover	Jul. 01, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2022
Entity File Number	001-40320
Entity Registrant Name	GLOBAL SPAC PARTNERS CO.
Entity Central Index Key	0001821169
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	650
Local Phone Number	560-4753
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one subunit and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one subunit and one-half of one redeemable warrant
Trading Symbol	GLSPU
Security Exchange Name	NASDAQ
Subunits included as part of the units, each consisting of one Class A ordinary share $.0001 par value, and one-quarter of one redeemable warrant
Title of 12(b) Security	Subunits included as part of the units, each consisting of one Class A ordinary share $.0001 par value, and one-quarter of one redeemable warrant
Trading Symbol	GLSPT
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants
Trading Symbol	GLSPW
Security Exchange Name	NASDAQ